Derivative Financial Instruments (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Derivative Financial Instruments [Abstract]
Derivative liabilities conversion feature	$ 1,159,000
Fair value of derivative liabilities of warrants	$ 698,351